Net Securities Gains (Losses) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Securities Gains (Losses) [Line Items]
Common shares sold	100,000,000
Net securities gains (losses)	$ 417,887,000	$ 641,476,000	$ 179,494,000	$ (21,106,000)
Proceeds from sales of investments		4,217,334,000	838,197,000	2,112,574,000
Gross gains		638,863,000	104,392,000	18,653,000
Gross losses		5,235,000	683,000	21,696,000
Fortescue [Member]
Net Securities Gains (Losses) [Line Items]
Common shares sold		117,400,000	30,000,000
Net securities gains (losses)		628,197,000	94,918,000
LPH [Member]
Net Securities Gains (Losses) [Line Items]
Net securities gains (losses)			$ 66,200,000